Share-Based Payments - Summary Of Number Of Options Outstanding and Weighted Average Exercise Price (Details)		6 Months Ended		12 Months Ended
	Nov. 22, 2022 $ / shares	Jun. 30, 2023 shares € / shares	Jun. 30, 2023 shares $ / shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Outstanding | € / shares		€ 6.52		€ 1.16
Weighted average exercise price, Granted | (per share)	$ 10		$ 11.01		$ 10	€ 1.16
Weighted average exercise price, Exercised | € / shares		6.89
Weighted average exercise price, Forfeited | € / shares		9.96
Weighted average exercise price, Outstanding | € / shares		€ 7.33		€ 6.52		€ 1.16
Number of options, Outstanding		11,146,861	11,146,861	4,185,360	4,185,360
Number of options, Granted during the year		4,558,729	4,558,729	6,961,501	6,961,501	4,185,360
Number of options, Exercised		(14,910)	(14,910)
Number of options, Forfeited		(1,724,516)	(1,724,516)
Number of options, Outstanding		13,966,164	13,966,164	11,146,861	11,146,861	4,185,360
July 6, 2031
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Outstanding | € / shares				€ 1.16
Weighted average exercise price, Granted | € / shares		€ 1.16		€ 1.16
Weighted average exercise price, Outstanding | € / shares						€ 1.16
Number of options, Outstanding				4,185,360	4,185,360	4,185,360
Number of options, Granted during the year		4,174,706	4,174,706
Number of options, Outstanding						4,185,360
November 22, 2032
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Granted | $ / shares			$ 10		$ 10
Number of options, Granted during the year		6,140,444	6,140,444	6,961,501	6,961,501
January 1—June 5, 2033
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Granted during the year		3,651,014	3,651,014
January 1—June 5, 2033 | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Granted | $ / shares			$ 10.9
January 1—June 5, 2033 | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Granted | $ / shares			$ 13.85